Personnel Benefits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Salaries	$ 12,951,727	$ 13,364,230	$ 13,036,484
Social Security Charges Expense	3,535,606	3,901,108	3,851,123
Other short term personnel benefits	2,778,210	4,028,583	3,424,584
Personnel compensations and rewards	436,790	719,905	1,836,160
Personnel services	433,919	496,513	478,813
Fees to Bank Directors and Supervisory Committee	60,188	22,247	41,895
Termination benefits	82,785	4,106	33,314
Other long term benefits	99,910	161,733	99,522
Total Personnel Benefits	$ 20,379,135	$ 22,698,425	$ 22,801,895